Restructuring Charges (Summary Of Restructuring Liability Balance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Additions	$ 2,981
Payments	(290)
Ending balance at December 31, 2012	2,691
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Additions	2,387
Ending balance at December 31, 2012	2,387
Lease Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Additions	594
Payments	(290)
Ending balance at December 31, 2012	$ 304